UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08349

Name of Fund: BlackRock MuniHoldings Insured Investment Fund (MFL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniHoldings Insured Investment Fund, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock MuniHoldings Insured Investment Fund (MFL)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 3.3%

Health - 3.3%	Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.13%, 6/01/34	$4,980	$5,314,258
	Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	10,995	11,585,651

	Total Municipal Bonds in Alabama		16,899,909

California - 4.7%

County/City/Special District/School District - 1.3%	Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/39	2,930	3,015,527
	Los Angeles Unified School District California, GO, Series D, 5.25%, 7/01/25	3,485	3,768,330

			6,783,857

Transportation - 1.3%	County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	6,600	6,745,926

Utilities - 2.1%	Manteca Financing Authority California, RB, Manteca Sewer (AGC), 5.63%, 12/01/33	2,450	2,591,120
	Manteca Financing Authority California, RB, Manteca Sewer (AGC), 5.75%, 12/01/36	3,285	3,463,835
	San Diego Public Facilities Financing Authority, Refunding RB,Series B (AGC), 5.38%, 8/01/34	4,690	4,877,928

			10,932,883

	Total Municipal Bonds in California		24,462,666

Colorado - 1.3%

Health - 1.3%	Colorado Health Facilities Authority, RB, Hospital, NCMC Inc.Project, Series B (FSA), 6.00%, 5/15/26	5,925	6,555,242

	Total Municipal Bonds in Colorado		6,555,242

District of Columbia - 0.4%

Education - 0.4%	District of Columbia, Refunding RB, Georgetown University, Series D (BHAC), 5.50%, 4/01/36	1,730	1,814,978

	Total Municipal Bonds in District of Columbia		1,814,978

Florida - 70.7%

County/City/Special District/School District - 20.1%	Alachua County School Board, RB (AMBAC), 5.25%, 7/01/29	3,075	3,137,546
	City of Cape Coral Florida, RB (MBIA), 5.00%, 10/01/30	1,220	1,229,748
	City of Jacksonville Florida, Refunding RB (MBIA), 5.25%, 10/01/32	7,305	7,381,045
	City of Leesburg Florida, RB (MBIA), 5.25%, 10/01/27	1,605	1,648,977

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
FSA	Financial Security Assurance Inc.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
ISD	Independent School District
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes

BlackRock MuniHoldings Insured Investment Fund (MFL)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	City of Leesburg Florida, RB (MBIA), 5.25%, 10/01/34	$3,425	$3,439,248
	City of Orlando Florida, RB, Senior, 6th Cent Contract Payments, Series A (AGC), 5.25%, 11/01/38	7,605	7,548,723
	Clay County School Board, COP, Master Lease Program (MBIA), 5.75%, 7/01/10 (a)	1,320	1,375,268
	County of Lee Florida, RB (AMBAC), 5.25%, 10/01/23	2,635	2,712,970
	County of Miami-Dade Florida, GO, Parks Program (MBIA), 6.00%, 11/01/24	6,705	6,791,226
	County of Osceola Florida, RB (AMBAC), 5.38%, 10/01/18	3,155	3,415,256
	County of Osceola Florida, RB, Series A (MBIA), 5.50%, 10/01/27	5,560	5,685,322
	County of St. John’s Florida, RB, Transportation Improvement (AMBAC), 5.13%, 10/01/32	3,250	3,280,713
	County of Taylor Florida, RB (FGIC), 6.00%, 10/01/10 (a)	3,835	4,018,390
	Hernando County School District, COP (MBIA), 5.00%, 7/01/30	1,765	1,724,987
	Miami-Dade County IDA, RB, BAC Funding Corp. Project, Series A (AMBAC), 5.25%, 10/01/20	3,280	3,438,326
	Orange County School Board, COP (AMBAC), 5.50%, 8/01/25	1,300	1,338,298
	Palm Beach County School District, COP, Refunding, Series B (AMBAC), 5.38%, 8/01/17	6,115	6,496,576
	Palm Beach County School District, COP, Series A (FGIC), 6.00%, 8/01/10 (a)	5,070	5,313,715
	Palm Beach County School District, COP, Series A (FGIC), 6.25%, 8/01/10 (a)	13,205	13,861,817
	St. Lucie County School Board, COP (FSA), 6.25%, 7/01/10 (a)	4,055	4,237,394
	St. Lucie County School Board, COP, Series A (FSA), 5.50%, 7/01/18	1,495	1,590,381
	St. Lucie County School Board, COP, Series C (FSA), 5.50%, 7/01/18	1,170	1,244,646
	Village Center Community Development District, RB (MBIA), 5.25%, 10/01/23	2,625	2,581,740
	Village Center Community Development District, RB, Series A (MBIA), 5.38%, 11/01/34	10,775	9,078,692
	Village Center Community Development District, RB, Series A (MBIA), 5.13%, 11/01/36	1,750	1,400,980

			103,971,984

Education - 4.4%	Broward County Educational Facilities Authority, RB, Educational Facilities, Nova Southeastern University (AGC), 5.00%, 4/01/31	7,900	7,946,373
	City of Tallahassee Florida, RB, Florida State University Project, Series A (MBIA), 5.25%, 8/01/23	2,800	2,842,700
	City of Tallahassee Florida, RB, Florida State University Project, Series A (MBIA), 5.38%, 8/01/26	1,000	1,023,290
	Florida State Board of Education, RB, University of Central Florida (MBIA), 5.25%, 10/01/26	1,650	1,670,592
	St. John’s County IDA, Refunding RB, Professional Golf Project (MBIA), 5.50%, 9/01/15	1,275	1,328,576

BlackRock MuniHoldings Insured Investment Fund (MFL)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	St. John’s County IDA, Refunding RB, Professional Golf Project (MBIA), 5.50%, 9/01/16	$1,345	$1,393,904
	St. John’s County IDA, Refunding RB, Professional Golf Project (MBIA), 5.50%, 9/01/17	1,420	1,466,079
	St. John’s County IDA, Refunding RB, Professional Golf Project (MBIA), 5.50%, 9/01/18	1,500	1,543,050
	Volusia County IDA, RB, Student Housing, Stetson University Project, Series A (CIFG), 5.00%, 6/01/25	2,075	1,896,820
	Volusia County IDA, RB, Student Housing, Stetson University Project, Series A (CIFG), 5.00%, 6/01/35	1,740	1,500,019

			22,611,403

Health - 2.6%	Jacksonville Health Facilities Authority, RB, Baptist Medical Center (FSA), 5.00%, 8/15/37	3,185	3,091,775
	Orange County Health Facilities Authority, RB, Hospital, Orlando Regional Healthcare, 6.00%, 12/01/12 (a)	9,220	10,572,390

			13,664,165

Housing - 3.9%	Escambia County Housing Finance Authority, Refunding RB, Multi-County Program, Series A, AMT (MBIA), 6.30%, 10/01/20	80	81,665
	Escambia County Housing Finance Authority, Refunding RB, Multi-County Program, Series A, AMT (MBIA), 6.38%, 10/01/26	305	311,487
	Florida Housing Finance Corp., HRB, Waverly Apartments, Series C-1, AMT (FSA), 6.30%, 7/01/30	2,055	2,107,649
	Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 11, AMT (FSA), 5.95%, 1/01/32	5,830	5,832,740
	Florida Housing Finance Corp., Refunding RB, Homeowner Mortgage, Series 2, AMT (MBIA), 5.75%, 7/01/14	825	826,279
	Florida Housing Finance Corp., Refunding RB, Homeowner Mortgage, Series 2, AMT (MBIA), 5.90%, 7/01/29	7,620	7,709,230
	Florida Housing Finance Corp., Refunding RB, Homeowner Mortgage, Series 4, AMT (FSA), 6.25%, 7/01/22	560	586,382
	Lee County Housing Finance Authority, RB, Multi-County Program, Series A-1, AMT (GNMA), 7.20%, 3/01/33	60	60,945
	Manatee County Housing Finance Authority, Refunding RB, S/F, Sub-Series 1, AMT (GNMA), 6.25%, 11/01/28	265	270,435
	Miami-Dade County Housing Finance Authority Florida, RB, Mortgage, Marbrisa Apartments Project, Series 2A, AMT (FSA), 6.00%, 8/01/26	2,185	2,237,527

			20,024,339

State - 1.0%	Florida Municipal Loan Council, RB, Series B (MBIA), 5.38%, 11/01/25	1,285	1,298,338
	Florida Municipal Loan Council, RB, Series B (MBIA), 5.38%, 11/01/30	3,650	3,670,622

			4,968,960

Transportation - 20.1%	County of Lee Florida, RB, Series A, AMT (FSA), 6.00%, 10/01/29	19,925	20,191,995
	County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (FSA), 5.50%, 10/01/41	11,400	11,415,618

BlackRock MuniHoldings Insured Investment Fund (MFL)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (MBIA), 6.00%, 10/01/29	$8,000	$8,111,920
	County of Miami-Dade Florida, RB, Series A, AMT (FSA), 5.00%, 10/01/33	10,010	9,463,154
	County of Miami-Dade Florida, RB, Series A, AMT (FSA), 5.13%, 10/01/35	11,105	10,711,328
	Hillsborough County Aviation Authority Florida, Refunding RB, Series C, AMT (AGC), 5.75%, 10/01/26	2,875	3,002,219
	Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	6,740	6,836,652
	Miami-Dade County Expressway Authority Florida, RB, Series B (MBIA), 5.25%, 7/01/27	8,995	9,230,129
	Miami-Dade County Expressway Authority Florida, Refunding RB (MBIA), 5.13%, 7/01/25	12,250	12,449,430
	Miami-Dade County IDA, RB, Airis Miami II LLC Project, AMT (AMBAC), 6.00%, 10/15/19	4,280	4,210,921
	Orlando & Orange County Expressway Authority, RB, Series B (AMBAC), 5.00%, 7/01/30	475	479,788
	Orlando & Orange County Expressway Authority, RB, Series B (AMBAC), 5.00%, 7/01/35	7,945	7,809,538

			103,912,692

Utilities - 18.6%	City of Jacksonville Florida, RB, United Water of Florida Project, AMT (AMBAC), 6.35%, 8/01/25	1,500	1,500,735
	City of Miami Beach Florida, RB (MBIA), 5.75%, 9/01/16	1,630	1,697,645
	City of Miami Beach Florida, RB (MBIA), 5.25%, 9/01/20	1,000	1,034,330
	City of Miami Beach Florida, RB (MBIA), 5.25%, 9/01/25	4,400	4,458,388
	City of Miami Beach Florida, RB (MBIA), 5.38%, 9/01/30	1,910	1,926,178
	City of Miami Beach Florida, RB, Water and Sewer (AMBAC), 5.75%, 9/01/25	10,600	10,897,542
	City of Panama City Florida, RB, Series B (MBIA), 5.25%, 10/01/22	3,000	3,073,050
	City of Port St. Lucie Florida, RB (MBIA), 5.25%, 9/01/26	1,280	1,306,304
	City of Port St. Lucie Florida, RB (MBIA), 5.25%, 9/01/27	1,345	1,368,053
	City of Sunrise Florida, Refunding RB (AMBAC), 5.20%, 10/01/22	2,250	2,411,438
	County of Miami-Dade Florida, RB (FSA), 5.50%, 10/01/15	2,945	3,168,202
	County of Miami-Dade Florida, RB (FSA), 5.50%, 10/01/16	3,105	3,340,328
	County of Miami-Dade Florida, RB (MBIA), 5.25%, 10/01/30	365	372,691
	County of Nassau Florida, RB (MBIA), 5.13%, 9/01/33	2,675	2,677,033
	County of St. John’s Florida, RB (FSA), 5.00%, 10/01/31	3,200	3,241,184
	County of St. John’s Florida, RB (FSA), 5.00%, 10/01/35	1,270	1,262,075
	County of St. John’s Florida, RB (FSA), 5.00%, 10/01/37	7,000	6,896,050
	Emerald Coast Utilities Authority, RB, System (MBIA), 5.25%, 1/01/26	1,130	1,172,804
	Emerald Coast Utilities Authority, RB, System (MBIA), 5.25%, 1/01/36	1,395	1,392,963
	St. Lucie West Services District, RB (MBIA), 5.25%, 10/01/34	1,720	1,728,445
	St. Lucie West Services District, RB (MBIA), 5.00%, 10/01/38	4,750	4,540,288

BlackRock MuniHoldings Insured Investment Fund (MFL)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	St. Lucie West Services District, Refunding RB, Senior Lien (MBIA), 6.00%, 10/01/22	$3,250	$3,408,340
	Tampa Bay Water Utility System Florida, RB (FGIC), 6.00%, 10/01/11 (a)	30,335	33,327,244

			96,201,310

	Total Municipal Bonds in Florida		365,354,853

Georgia - 7.4%

County/City/Special District/School District - 1.9%	Metropolitan Atlanta Rapid Transit Authority, RB, Third Indenture, Series B (FSA), 5.00%, 7/01/34	9,240	9,593,984

Health - 1.2%	Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (FSA), 5.50%, 7/01/41	6,445	6,425,472

Transportation - 2.8%	City of Atlanta Georgia, RB, General, Subordinate Lien, Series C (FSA), 5.00%, 1/01/33	14,700	14,679,420

Utilities - 1.5%	Augusta-Richmond County Georgia, RB (FSA), 5.25%, 10/01/39	4,350	4,471,061
	County of Fulton Georgia, RB (MBIA), 5.25%, 1/01/35	3,000	3,058,320

			7,529,381

	Total Municipal Bonds in Georgia		38,228,257

Illinois - 3.1%

County/City/Special District/School District - 0.8%	Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (MBIA), 5.50%, 12/01/26	3,745	4,181,967

Transportation - 1.4%	Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	6,315	7,175,040

Utilities - 0.9%	City of Chicago Illinois, Refunding RB, Second Lien (MBIA), 5.50%, 1/01/30	4,075	4,434,374

	Total Municipal Bonds in Illinois		15,791,381

Indiana - 2.5%

Utilities - 2.5%	Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	12,140	12,869,371

	Total Municipal Bonds in Indiana		12,869,371

Iowa - 1.1%

Health - 1.1%	Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	5,500	5,604,115

	Total Municipal Bonds in Iowa		5,604,115

Kentucky - 1.3%

State - 0.8%	Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/28	4,000	4,313,520

Utilities - 0.5%	Kentucky Municipal Power Agency, RB, Prairie State Project, Series A (BHAC), 5.25%, 9/01/42	2,570	2,625,589

	Total Municipal Bonds in Kentucky		6,939,109

Louisiana - 1.5%

State - 1.2%	Louisiana State Citizens Property Insurance Corp., RB, Series C-3 (AGC), 6.13%, 6/01/25	5,475	6,146,728

Transportation - 0.3%	New Orleans Aviation Board Louisiana, Refunding RB, Restructuring Garbs, Series A-1 (AGC), 6.00%, 1/01/23	500	564,960

BlackRock MuniHoldings Insured Investment Fund (MFL)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	New Orleans Aviation Board Louisiana, Refunding RB, Restructuring Garbs, Series A-2 (AGC), 6.00%, 1/01/23	$720	$813,542

			1,378,502

	Total Municipal Bonds in Louisiana		7,525,230

Michigan - 14.2%

County/City/Special District/School District - 1.3%	Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.25%, 10/15/22	6,150	6,668,814

Health - 1.3%	Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	5,780	6,680,293

State - 0.9%	Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.25%, 10/15/24	2,755	2,937,133
	Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.25%, 10/15/25	1,435	1,516,695

			4,453,828

Utilities - 10.7%	City of Detroit Michigan, RB, Senior Lien, Series B (FSA), 7.50%, 7/01/33	2,220	2,612,518
	City of Detroit Michigan, RB, Second Lien, Series B (FSA), 6.25%, 7/01/36	6,320	6,795,896
	City of Detroit Michigan, RB, Second Lien, Series B (FSA), 7.00%, 7/01/36	850	952,705
	City of Detroit Michigan, RB, Second Lien, Series B (MBIA), 5.50%, 7/01/29	7,490	7,351,060
	City of Detroit Michigan, RB, System, Second Lien, Series A (BHAC), 5.50%, 7/01/36	20,540	21,104,439
	City of Detroit Michigan, Refunding RB, Senior Lien, Series C-1 (FSA), 7.00%, 7/01/27	9,055	10,364,715
	City of Detroit Michigan, Refunding RB, Second Lien, Series E (BHAC), 5.75%, 7/01/31	6,000	6,401,340

			55,582,673

	Total Municipal Bonds in Michigan		73,385,608

Minnesota - 2.1%

Health - 2.1%	City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	9,900	10,938,906

	Total Municipal Bonds in Minnesota		10,938,906

New Jersey - 2.2%

Health - 1.3%	New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	6,500	6,665,165

State - 0.9%	New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	4,350	4,835,329

	Total Municipal Bonds in New Jersey		11,500,494

New York - 4.7%

County/City/Special District/School District - 2.0%	New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	5,625	5,809,950
	New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	4,000	4,374,720

			10,184,670

BlackRock MuniHoldings Insured Investment Fund (MFL)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

State - 2.7%	New York State Dormitory Authority, RB, Education, Series B, 5.25%, 3/15/38	$13,500	$14,052,825

	Total Municipal Bonds in New York		24,237,495

Puerto Rico - 1.3%

State -1.3%	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	6,610	6,967,667

	Total Municipal Bonds in Puerto Rico		6,967,667

Texas - 12.4%

County/City/Special District/School District - 2.1%	City of Dallas Texas, Refunding RB (AGC), 5.25%, 8/15/38	4,000	4,039,080
	County of Bexar Texas, RB, Venue Project, Motor Vehicle Rental (BHAC), 5.00%, 8/15/39 (b)	4,120	4,125,438
	Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	2,300	2,425,695

			10,590,213

Health - 0.7%	Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,500	1,668,660
	Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	1,770	1,930,822

			3,599,482

Transportation - 2.7%	North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	6,400	6,722,944
	North Texas Tollway Authority, Refunding RB, System, First Tier, Series A (AGC), 5.75%, 1/01/40	7,000	7,307,510

			14,030,454

Utilities - 6.9%	City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	12,700	14,394,180
	City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/36	9,435	10,703,064
	City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 5.38%, 11/15/38	5,000	5,228,000
	Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Project (AGC), 5.50%, 5/15/36	5,325	5,515,475

			35,840,719

	Total Municipal Bonds in Texas		64,060,868

Utah - 1.4%

Health - 1.4%	City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	7,795	7,494,970

	Total Municipal Bonds in Utah		7,494,970

Virginia - 1.0%

State - 1.0%	Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	4,300	4,906,945

	Total Municipal Bonds in Virginia		4,906,945

	Total Municipal Bonds - 136.6%		705,538,064

BlackRock MuniHoldings Insured Investment Fund (MFL)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

California - 0.5%

County/City/Special District/School District - 0.5%	Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	$2,400	$2,350,536

	Total Municipal Bonds Transferred to Tender Option Bond Trusts in California		2,350,536

District of Columbia - 0.7%

Utilities - 0.7%	District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	3,380	3,749,210

	Total Municipal Bonds Transferred to Tender Option Bond Trusts in District of Columbia		3,749,210

Florida - 9.6%

County/City/Special District/School District - 2.0%	City of Jacksonville Florida, RB, Better Jacksonville (MBIA), 5.00%, 10/01/27	10,000	10,241,000

Housing - 2.4%	Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (GNMA), 6.00%, 9/01/40	7,140	7,812,445
	Manatee County Housing Finance Authority, RB, Series A, AMT (GNMA), 5.90%, 9/01/40	4,253	4,436,938

			12,249,383

Transportation - 2.1%	Hillsborough County Aviation Authority Florida, RB, Series A, AMT (AGC), 5.50%, 10/01/38	10,657	10,685,594

Utilities - 3.1%	Jacksonville Electric Authority Florida, RB, Issue Three, Series Two, River Power Park, 5.00%, 10/01/37	6,080	5,989,712
	Polk County School Board, COP, Master Lease, Series A (FSA), 5.50%, 1/01/25	9,890	10,173,546

			16,163,258

	Total Municipal Bonds Transferred to Tender Option Bond Trusts in Florida		49,339,235

Kentucky - 0.1%

State - 0.1%	Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	404	434,774

	Total Municipal Bonds Transferred to Tender Option Bond Trusts in Kentucky		434,774

Nevada - 2.7%

County/City/Special District/School District - 2.7%	Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	8,000	8,709,760
	Clark County Water Reclamation District, GO, Series B, 5.50%, 7/01/29	5,008	5,427,305

	Total Municipal Bonds Transferred to Tender Option Bond Trusts in Nevada		14,137,065

New Jersey - 1.5%

Housing - 1.5%	New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	7,532	7,698,830

	Total Municipal Bonds Transferred to Tender Option Bond Trusts in New Jersey		7,698,830

BlackRock MuniHoldings Insured Investment Fund (MFL)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Total Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

New York - 1.0%

Utilities - 1.0%	New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	$4,993	$5,353,905

	Total Municipal Bonds Transferred to Tender Option Bond Trusts in New York		5,353,905

Texas - 2.4%

Utilities - 2.4%	City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	12,028	12,689,035

	Total Municipal Bonds Transferred to Tender Option Bond Trusts in Texas		12,689,035

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 18.5%		95,752,590

	Total Long-Term Investments (Cost - $780,616,619) - 155.1%		801,290,654

	Short-Term Securities

New York - 4.8%

	Metropolitan Transportation Authority, Refunding RB, VRDN, Series D-1 (FSA), 0.30%, 12/07/09 (d)	24,900	24,900,000

		Shares

Money Market Fund - 2.8%

	FFI Institutional Tax-Exempt Fund, 0.23% (e)(f)	14,200,000	14,200,000

	Total Short-Term Securities (Cost - $39,100,000) - 7.6%		39,100,000

	Total Investments (Cost - $819,716,619*) - 162.7%		840,390,654
	Other Assets Less Liabilities - 0.3%		1,584,935
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (9.8)%		(50,860,933)
	Preferred Shares, at Redemption Value - (53.2)%		(274,670,299)

	Net Assets Applicable to Common Shares - 100.0%		$516,444,357

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$761,081,315

Gross unrealized appreciation	$33,528,504
Gross unrealized depreciation	(5,029,700)

Net unrealized appreciation	$28,498,804

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Cabrera	$4,125,438	$37,232

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

BlackRock MuniHoldings Insured Investment Fund (MFL)
Schedule of Investments November 30, 2009 (Unaudited)

(d)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$(12,805,779)	$13,415

(f)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$14,200,000

Level 2 - Long-Term Investments[1]	801,290,654
Short-Term Securities	24,900,000

Total - Level 2	826,190,654

Level 3	—

Total	$840,390,654

[1] See above Schedule of Investments for values in each state or political subdivision.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Insured Investment Fund

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings Insured Investment Fund

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Insured Investment Fund

Date: January 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Insured Investment Fund

Date: January 22, 2010